INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Tables
Inventories
	December 31,	December 31,
	2014	2013
Raw Materials	$479,682	$-
Work-In-Progress	190,498	-
	$670,180	$-